Loans (Tables)	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Composition of Loans

Loans at December 31, 2014 and 2013 consist of the following:

	2014	2013

Residential real estate	$80,367,773	$56,227,548
Commercial	235,988,490	196,808,249
Agriculture	39,781,326	38,343,403
Consumer	4,799,575	3,933,869
Total loans	$360,937,164	$295,313,069

Activity in the Allowance for Credit Losses on Financing Receivables

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014, 2013 and 2012:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391
Provision (credit) charged to
expenses	(563,961)	(4,254)	125,961	12,254	(430,000)
Losses charged off	(97,901)	(270,032)	(116,812)	(12,197)	(496,942)
Recoveries	554,795	183,148	8,943	5,173	752,059
Balance at December 31, 2014	$198,367	$3,255,148	$362,895	$23,098	$3,839,508

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
Provision (credit) charged to
expenses	(518,117)	(25,938)	(264,301)	(24,569)	(832,925)
Losses charged off	(218,394)	(2,394,884)	(3,896)	(23,305)	(2,640,479)
Recoveries	14,108	526,933	10,709	18,440	570,190
Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Provision charged to expenses	(1,525,666)	2,073,148	(265,675)	(81,807)	200,000
Losses charged off	(78,636)	(2,023,969)	(144,443)	(14,223)	(2,261,271)
Recoveries	35,510	343,762	13,468	42,769	435,509
Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014 and 2013:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2014
Allowance for loan losses:
Attributable to loans individually
evaluated for impairment	$-	$806,944	$-	$-	$806,944
Collectively evaluated for
impairment	198,367	2,448,204	362,895	23,098	3,032,564
Total allowance for loan losses	$198,367	$3,255,148	$362,895	$23,098	$3,839,508

Loans:
Individually evaluated for
impairment	$197,803	$3,483,640	$-	$-	$3,681,443
Acquired with deteriorated credit
quality	20,573	1,060,927	201,343	652	1,283,495
Collectively evaluated for
impairment	63,604,790	207,402,083	80,166,430	4,798,923	355,972,226
Total ending loans balance	$63,823,166	$211,946,650	$80,367,773	$4,799,575	$360,937,164

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2013
Allowance for loan losses:
Attributable to loans individually
evaluated for impairment	$-	$179,016	$-	$-	$179,016
Collectively evaluated for
impairment	305,434	3,167,270	344,803	17,868	3,835,375
Total allowance for loan losses	$305,434	$3,346,286	$344,803	$17,868	$4,014,391

Loans:
Individually evaluated for
impairment	$401,028	$2,316,969	$81,437	$-	$2,799,434
Collectively evaluated for
impairment	50,904,208	181,529,447	56,146,111	3,933,869	292,513,635
Total ending loans balance	$51,305,236	$183,846,416	$56,227,548	$3,933,869	$295,313,069

Allowance for Loan Losses, Current

The following is a summary of the activity in the allowance for loan losses of impaired loans, which is a part of the Corporation’s overall allowance for loan losses for the years ended December 31, 2014, 2013, and 2012:

	2014	2013	2012

Balance at beginning of year	$179,016	$2,921,950	$1,990,225
Provision charged to expenses	262,834	(573,330)	2,497,649
Loans charged off	(230,905)	(2,419,873)	(1,574,114)
Recoveries	595,999	250,269	8,190
Balance at end of year	$806,944	$179,016	$2,921,950

Schedule of Activity in Allowance of Impaired Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2014 and 2013:

	2014		2013
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance
recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real
estate	1,005,067	-	1,007,702	-
Agriculture	-	-	401,028	-
Agricultural real estate	-	-	649,036	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	81,437	-
With an allowance recorded:
Commercial	197,803	85,561	-	-
Commercial and multi-family real
estate	2,478,573	721,383	660,231	179,016
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$3,681,443	$806,944	$2,799,434	$179,016

Schedule of Financing Receivables, Non-Accrual Status

The following table presents the recorded investment in nonaccrual loans, loans past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2014 and 2013:

	2014			2013
	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$199,160	$25,284	$-	$294,475	$-	$294,475
Commercial real estate	3,351,521	1,253,936	1,967,898	2,966,751	-	43,508
Agricultural real estate	78,640	-	-	915,992	-	-
Agriculture	-	-	-	401,028	-	-
Consumer	4,450	758	-	7,551	3,112	-
Residential:
1 – 4 family	1,355,060	210,793	153,260	1,722,107	17,010	157,715
Home equity	231,885	22,228	-	203,520	16,748	-
Total	$5,220,716	$1,512,999	$2,121,158	$6,511,424	$36,870	$495,698

Past Due Financing Receivables

The following table presents the aging of the recorded investment in past due loans as of December 31, 2014 and 2013 by class of loans:

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2014
Commercial	$212,495	$210,541	$36,494	$459,530	$48,300,122	$48,759,652
Commercial real estate	1,150,611	1,852,191	3,053,809	6,056,611	181,172,227	187,228,838
Agriculture	49,312	-	-	49,312	15,014,202	15,063,514
Agricultural real estate	-	-	17,535	17,535	24,700,277	24,717,812
Consumer	26,295	44,537	2,941	73,773	4,725,802	4,799,575
Residential real estate	249,963	386,278	732,913	1,369,154	78,998,619	80,367,773
Total	$1,688,676	$2,493,547	$3,843,692	$8,025,915	$352,911,249	$360,937,164

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2013
Commercial	$130,843	$4,021	$-	$134,864	$37,970,866	$38,105,730
Commercial real estate	212,864	115,269	2,465,193	2,793,326	155,909,193	158,702,519
Agriculture	-	-	401,028	401,028	12,798,477	13,199,505
Agricultural real estate	-	-	805,868	805,868	24,338,030	25,143,898
Consumer	68,583	24,514	10,663	103,760	3,830,109	3,933,869
Residential real estate	501,003	930,154	479,098	1,910,255	54,317,293	56,227,548
Total	$913,293	$1,073,958	$4,161,850	$6,149,101	$289,163,968	$295,313,069

Risk Category of Loans, Credit Quality Indicators

As of December 31, 2014 and 2013, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Pass	Special Mention	Substandard	Doubtful	Not rated

2014
Commercial	$61,929,304	$1,515,485	$180,574	$197,803	$-
Commercial and multi-family real estate	193,153,694	9,780,593	8,902,162	110,202	-
Residential 1 - 4 family	-	-	110,759	-	80,257,013
Consumer	-	-	758	-	4,798,817
Total	$255,082,998	$11,296,078	$9,194,253	$308,005	$85,055,830

	Pass	Special Mention	Substandard	Doubtful	Not rated

2013
Commercial	$49,943,918	$960,289	$-	$401,028	$-
Commercial and multi-family real estate	169,094,313	5,755,107	8,347,961	649,036	-
Residential 1 - 4 family	-	-	75,000	6,437	56,146,111
Consumer	-	-	8,744	-	3,925,125
Total	$219,038,231	$6,715,396	$8,431,705	$1,056,501	$60,071,236

Performance of Residential and Consumer Loan Portfolio

The following table presents the recorded investment in residential 1 – 4 family and consumer loans that are not risk rated, based on payment activity as of December 31, 2014 and 2013:

	2014		2013
	Consumer	Residential 1 - 4 family	Consumer	Residential 1 - 4 family
Performing	$4,788,985	$78,045,118	$3,914,625	$54,501,907
Nonperforming	9,832	2,211,895	10,500	1,644,204

Total	$4,798,817	$80,257,013	$3,925,125	$56,146,111

Troubled Debt Restructurings on Financing Receivables

The following table includes the recorded investment and number of modifications for TDR loans during the year ended December 31, 2014 and December 31, 2013

	Number of modifications	Recorded investment	Allowance for loan losses allocated
2014
Commercial Real Estate	1	$1,967,706	$606,179

2013
Commercial Real Estate	2	148,920	-

Schedule of Loans Acquired in Acquisition

The following is additional information with respect to loans acquired with The Ohio State Bank acquisition:

			Contractually
		Related	required
	Outstanding	carrying	principal	Cash flows
	balance as of	amount as of	payments	expected to be	Fair Value
	December 31,	December 31,	receivable as of	collected as of	as of
	2014	2014	November 14, 2014	November 14, 2014	November 14, 2014
Commercial	$6,442,145	$6,319,832	$6,445,939	$6,608,680	$6,267,652
Commercial and mult family real
estate	31,085,938	27,352,145	33,034,992	34,331,713	28,939,614
Residential 1 -4 family	21,607,438	21,146,818	22,218,730	25,154,590	21,475,734
Consumer	1,206,674	1,174,493	1,324,979	1,400,009	1,290,738
Total	$60,342,195	$55,993,288	$63,024,640	$67,494,992	$57,973,738

Schedule of Related Party Loans

The following is a summary of activity during 2014, 2013, and 2012 for such loans:

	2014	2013	2012
Beginning of year	$45,480	$989,194	$3,013,156
Additions	4,045	-	-
Repayments	(15,134)	(943,714)	(2,023,962)
End of year	$34,391	$45,480	$989,194